RELATED PARTY TRANSACTIONS - Expenses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with related parties
Total	Rp 14,550	Rp 12,946	Rp 13,277
% of total expenses	14.36%	13.06%	14.20%
Entities under common control
Transactions with related parties
Total	Rp 13,679	Rp 12,093	Rp 12,336
% of total expenses	13.49%	12.19%	13.20%
MoCI
Transactions with related parties
Total	Rp 9,965	Rp 8,570	Rp 8,347
% of total expenses	9.82%	8.64%	8.94%
PLN
Transactions with related parties
Total	Rp 2,473	Rp 2,349	Rp 2,859
% of total expenses	2.44%	2.37%	3.06%
Indosat
Transactions with related parties
Total	Rp 537	Rp 467	Rp 563
% of total expenses	0.53%	0.47%	0.60%
Jasindo
Transactions with related parties
Total	Rp 296	Rp 385	Rp 255
% of total expenses	0.29%	0.39%	0.27%
Government agencies
Transactions with related parties
Total	Rp 179	Rp 114	Rp 121
% of total expenses	0.18%	0.11%	0.13%
Others, (each below Rp100 billion)
Transactions with related parties
Total	Rp 229	Rp 208	Rp 191
% of total expenses	0.23%	0.21%	0.20%
Associates
Transactions with related parties
Total	Rp 147	Rp 469	Rp 805
% of total expenses	0.15%	0.48%	0.86%
Finarya
Transactions with related parties
Total	Rp 110	Rp 125	Rp 198
% of total expenses	0.11%	0.13%	0.21%
Others (each below Rp100 billion)
Transactions with related parties
Total	Rp 37	Rp 344	Rp 607
% of total expenses	0.04%	0.35%	0.65%
Others related entities
Transactions with related parties
Total	Rp 724	Rp 384	Rp 136
% of total expenses	0.72%	0.39%	0.14%
Padi UMKM
Transactions with related parties
Total	Rp 626	Rp 269
% of total expenses	0.62%	0.27%
Others (each below Rp100 billion)
Transactions with related parties
Total	Rp 98	Rp 115	Rp 136
% of total expenses	0.10%	0.12%	0.14%